CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 292,951	$ 509,523
Accounts receivable, net of allowances for credit losses $6 and nil	1,100	263
Inventories	5,735	5,121
Prepaid expenses and other current assets	39,780	38,721
Total current assets	380,045	553,849
Property and equipment, net	2,802,281	2,868,064
Intangible assets, net	346	1,373
Long-term prepayments, deposits and other assets	22,214	48,325
Restricted cash	129	130
Operating lease right-of-use assets	11,601	13,136
Land use right, net	105,875	108,645
Total assets	3,322,491	3,593,522
Current liabilities:
Accounts payable	1,992	501
Accrued expenses and other current liabilities	107,227	165,688
Income tax payable	$ 4	$ 22
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Payables to affiliated companies	$ 22,712	$ 81,178
Total current liabilities	131,935	247,389
Long-term debt, net	2,434,981	2,434,476
Other long-term liabilities	3,024	21,631
Deferred tax liabilities, net	318	382
Operating lease liabilities, non-current	11,985	13,499
Total liabilities	2,582,243	2,717,377
Commitments and contingencies (Note 14)
Shareholders' equity and participation interest:
Additional paid-in capital	2,477,359	2,477,359
Accumulated other comprehensive losses	(20,985)	(11,671)
Accumulated losses	(1,780,059)	(1,665,166)
Total shareholders' equity	676,399	800,606
Participation interest	63,849	75,539
Total shareholders' equity and participation interest	740,248	876,145
Total liabilities, shareholders' equity and participation interest	3,322,491	3,593,522
Related Party [Member]
Current assets:
Receivables from affiliated companies	40,479	221
Class A Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	77	77
Class B Ordinary Shares [Member]
Shareholders' equity and participation interest:
Ordinary shares, value	$ 7	$ 7